Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of tax effects of principal temporary differences that give rise to deferred tax assets
Deferred leasing costs	$ 27,074	$ 1,673
Allowance for doubtful accounts	8,884	7,943
Contract liabilities	8,139	6,107
Stock-based compensation	6,322	19,834
Capital loss carryforward	4,459	4,174
Other	1,955	3,650
Other facility-related costs	489	2,080
Intangible assets	(65,777)	(82,022)
Right-of-use lease assets	(21,673)
Property and equipment	(13,120)	(18,441)
Valuation allowance	(4,694)	(4,356)
Net deferred tax asset (liability)	$ (47,942)	$ (59,358)